Note 12 - Unsecured Convertible Debentures (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	Liability component	Equity component	Total Private Placement
	$	$	$

Components at date of issue	1,519	481	2,000
Transaction costs and debt discount	(134)	(43)	(177)
Deferred income tax expense (note 18)	—	(129)	(129)
Effective interest for the twelve-month period (Unaudited)	8	—	8
Interest payable (Unaudited)	(4)	—	(4)
February 28, 2017 (Unaudited)	1,389	309	1,698
Effective interest for the one-month period (Unaudited)	31	—	31
Interest payable (Unaudited)	(14)	—	(14)
Effective interest for the thirteen-month period	39	—	39
Interest payable during the period	(18)	—	(18)
March 31, 2017	1,406	309	1,715
Effective interest for the twelve-month period	366	—	366
Interest payable during the period	(160)	—	(160)
March 31, 2018	1,612	309	1,921